February 15, 2013

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.  20549

Re:	Post-effective Amendment No. 2 on Form N-4 ("Amendment")
	First Symetra Separate Account S (File No. 811-7949)
	First Symetra True Variable Annuity  (File No. 333-183087)


Commissioners:

On behalf of First Symetra National Life Insurance Company of New York
("First Symetra") and   First Symetra Separate  Account S ("Separate Account"),
we are electronically transmitting for filing under the Securities Act of 1933 ("Securities Act") Post-effective Amendment No. 2, to the Form N-4 Registration Statement for the above referenced Registrant under the Securities Act of 1933.

The Registration Statement does not include financial statements.
These items, along with certain additional updating information and any exhibits not included with this filing, will be filed in a post-effective amendment to the Registration Statement.

In connection with the above referenced filing and subsequent comments made by the Commission, First Symetra on behalf of the Separate Account acknowledges that:

	-	The Separate Account is responsible for the adequacy and
		accuracy of the disclosures in the filings;
	-	The Staff's comments or suggested changes to the disclosure
		in response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and
	-	The Separate Account may not assert staff comments as a
		defense in any proceeding initiated by the Commission under the federal securities laws of the United States.


Thank you for your attention to this matter. Please direct any questions or comments regarding the Registration Statement to the undersigned at 425-256-5026 (or by e-mail to Jacquie.Veneziani@symetra.com or fax to 425-256-6080).


Very truly yours,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate General Counsel
First Symetra National Life Insurance Company of New York
Jacquie.veneziani@symetra.com
(425) 256-5026 Phone
(425) 256-6080 Fax